Notes Payable (Tables)	12 Months Ended
Mar. 31, 2025
Notes Payable [Abstract]
Schedule of Balances of Notes Payable	As of at March 31, 2025 and March 31, 2024, the balances of notes payable are as follow:
Beneficiary(1)	Endorser	Origination date	Maturity date	March 31, 2025	March 31, 2024
Jiuxin Medicine	HUB	12/27/23	06/27/24	$-	$415,495
Jiuxin Medicine	HUB	12/28/23	06/28/24	-	1,689,726
Jiuxin Medicine	HUB	01/11/24	07/11/24	-	3,234,494
Jiuxin Medicine	HUB	02/06/24	08/06/24	-	186,973
Jiuxin Medicine	HUB	03/15/24	09/15/24	-	415,495
Jiuxin Medicine	HUB	03/28/24	09/28/24	-	293,080
Jiuxin Medicine	HUB	03/29/24	09/29/24	-	359,179
Allright	HUB	12/20/24	06/20/25	3,716,533	-
Allright	HUB	01/02/25	07/02/25	551,215
Allright	HUB	01/13/25	07/13/25	92,235	-
Allright	HUB	01/14/25	07/14/25	51,835	-
Allright	HUB	01/26/25	07/26/25	136,568	-
Jiuxin Medicine	HUB	12/11/24	06/11/25	2,692,363
Jiuxin Medicine	HUB	12/20/24	06/20/25	3,145,863	-
Total				$10,386,612	$6,594,442

(1)	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2024, the Company had $6,594,442 (RMB47,613,849) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $1,978,333 (RMB 14,284,155 ) with HUB as collateral against these bank notes.